      As filed with the Securities and Exchange Commission on May 24, 2002

                            REGISTRATION NO. 33-47703

                                    811-6654

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [_]

                       POST-EFFECTIVE AMENDMENT NO. 24 [X]

                                     AND/OR

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                AMENDMENT NO. 27

                        (CHECK APPROPRIATE BOX OR BOXES)

                            BNY HAMILTON FUNDS, INC.

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               3435 Stelzer Road                                      43219-3035
                Columbus, Ohio                                        (Zip Code)
   (Address of Principal Executive Offices)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (614) 470-8000

                                                                Copy to:
                 Nimish Bhatt                             John Baumgardner, Jr.
               3435 Stelzer Road                           Sullivan & Cromwell
           Columbus, Ohio 43219-3035                        125 Broad Street
    (Name and Address of Agent for Service)             New York, New York 10004

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement. It is proposed that this filing will become effective (check appropriate box):

          [_]  immediately upon filing pursuant to paragraph (b)

          [_]  on (date) pursuant to paragraph (b)

          [_]  60 days after filing pursuant to paragraph (a)(1)

          [_]  on (date) pursuant to paragraph (a)(1)

          [X]  75 days after filing pursuant to paragraph (a)(2)

          [_]  on (date) pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       BNY

                                -----------------

                                    HAMILTON

                                   Prospectus

                                 _________, 2002

[Multi-Cap Equity] Fund

Institutional Shares
Investor Shares

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.

                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

ABOUT THE FUND

3    BNY Hamilton [Multi-Cap Equity] Fund



ACCOUNT POLICIES

9    Daily NAV Calculation

9    Distribution (12b-1) Plan

10   Opening an Account/Purchasing Shares

12   Making Exchanges/Redeeming Shares

13   Distributions and Tax Considerations

14   Investment Advisor

14   Portfolio Manager

14   Prior Performance [of GW&K Equity Fund, L.P.]

For More Information

Back Cover

BNY HAMILTON [MULTI-CAP EQUITY] FUND

CUSIP Numbers:
Institutional Shares ___________
Investor Shares ______________

Investment Objective

The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities; current income is a secondary consideration.

Principal Investment Strategy

The portfolio manager pursues flexible long-term investment policies emphasizing companies with strong balance sheets and growth potential, i.e., companies which are in industries or markets which are expanding or which have business lines that demonstrate potential for growth in sales and earnings or cash flow. These companies are expected to have earnings and cash flow growth the same as, or greater than, that of comparable companies in similar industries.

The portfolio manager uses a bottom-up stock selection approach, focusing on specific companies rather than the overall market level, industry sectors or particular economic trends. The Fund intends to invest primarily in companies which are leaders in their respective industries (i.e., leaders in sales, earnings, services provided, etc.). The Fund may invest in small, medium or large capitalization companies. The Fund will also purchase securities which the portfolio manager believes are undervalued or attractively valued. The portfolio manager assesses value using measures such as price-to-earnings and market price to book value ratios in comparison with similar measures for companies included in the Standard & Poor's 500 Index ("S&P 500 Index").

In addition to seeking capital growth, the Fund seeks to achieve growth of income by investing in securities currently paying dividends. The Fund may also buy securities that are not paying dividends but offer prospects for capital growth or future income, based upon the portfolio manager's analysis of overall market conditions and the individual companies' potential for growth or payment of dividends.

The portfolio manager intends to assemble a portfolio of securities diversified as to company and industry. The portfolio manager expects that each economic sector within the S&P 500 Index will be represented in the Fund's portfolio. The portfolio manager will consider increasing or reducing the Fund's investment in a particular industry in view of the Fund's goal of achieving industry diversification.

Although most of the Fund's investments have been domestic, it may invest without limit in equity securities of foreign issuers, including those in emerging markets. Within limits, the Fund also may use certain derivatives (i.e., options, futures), which are investments whose value is determined by underlying securities or indices.

3   About the Fund

Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities. As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

Various factors may lead the portfolio manager to consider selling a security, such as a significant change in the company's senior management or its products, a deterioration in its fundamental characteristics, or if the portfolio manager believes the security has become overvalued.

Main Investment Risks

The value of your investment in the Fund generally will fluctuate with stock market movements. Large-capitalization stocks could fall out of favor with the market, particularly in comparison with small- or medium-capitalization stocks. Small and medium capitalization stocks are more likely to experience higher price volatility and may have limited liquidity. Small and medium-sized companies may have limited product lines or financial resources, or may be dependent upon a particular niche of the market or a smaller or more inexperienced management group than larger companies. To the extent the Fund invests in small and medium capitalization stocks, it will be exposed to these risks.

While the emphasis of the Fund is on growth, many holdings will represent value investments. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that stocks judged to be undervalued may actually be appropriately priced, or that their prices may go down. While the Fund's investments in value stocks may limit downside risk over time, the Fund may, as a trade-off, produce more modest gains than riskier stock funds.

The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

Investments in derivatives may be a surrogate to the performance of their related underlying securities. However, because derivatives may not perfectly represent the value of the related underlying securities, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives. Investments in foreign securities involve additional risks, including potentially unfavorable currency exchange rates, limited or misleading financial information, generally higher transaction costs and political and economic disturbances ranging from tax legislation to military coups. These risks are magnified in emerging markets.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4    About the Fund

Past Performance

The following chart demonstrates the risk of investing in the Fund by showing year-to-year returns and patterns of price volatility. Returns for the Fund's single best and single worst quarters suggest how widely performance has varied over the short term. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

[Investor] Shares annual total returns*

(%) as of 12/31

1997     5.52

1998     17.68

1999     31.28

2000     12.83

2001     -19.62

Best quarter:  Q4 '99  +24.53%

Worst quarter:  Q3 '01  -20.75

*For the period prior to _____, 2002, the quoted performance of the Fund reflects the performance of the GW&K Equity Fund. On ______, 2002, that Fund, a registered open-end investment company managed by Gannett Welsh & Kotler, Inc., was merged into the BNY Hamilton [Multi-Cap Equity] Fund.

The table below presents the Fund's average annual returns over various periods along with a widely recognized index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for [Investor] Shares only. After-tax returns for [Institutional] Shares will vary.

Average annual total returns (%) as of 12/31/01*

--------------------------------------------------------------------------------------------------------
                                                                                       Since Inception
                                                                    1 Year    5 Years     (12/10/96)
--------------------------------------------------------------------------------------------------------
Investor Shares Return Before Taxes
--------------------------------------------------------------------------------------------------------
Investor Shares Return After Taxes on Distributions
--------------------------------------------------------------------------------------------------------
Investor Shares Return After Taxes on Distributions and Sale
of Fund Shares
--------------------------------------------------------------------------------------------------------

5    About the Fund


----------------------------------------------------------------------------------------------------------
Institutional Shares Return Before Taxes
----------------------------------------------------------------------------------------------------------
S&P 500 Index (reflects no deduction for fees, expenses or        -11.88      10.70      10.12
taxes)/1/

----------------------------------------------------------------------------------------------------------
Russell 2000 Index (reflects no deduction for fees, expenses or   2.49        7.52       7.50
taxes)/2/

----------------------------------------------------------------------------------------------------------

*Assumptions:  All dividends and distributions are reinvested.
/1/ The S&P 500 Index is an unmanaged index of 500 large U.S. companies /2/ The Russell 2000 Index is an unmanaged index of small U.S. companies

Fees And Expenses

The table below outlines the estimated fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since the Fund is "no-load", shareholders pay no fees or out-of-pocket expenses.

Fee table (% of average net assets)

                                                          Institutional Shares          Investor Shares
--------------------------------------------------------------------------------- --------------------------
Shareholder Fees                                                 None                       None
Annual Operating Expenses
--------------------------------------------------------------------------------- --------------------------
Management fee                                                  ------                     ------

Distribution (12b-1 fees)                                         _                         0.25

Other expenses                                                  ------                     ------


Total annual operating expenses*                                ------                     ------
--------------------------------------------------------------------------------- --------------------------


*The Advisor has voluntarily agreed to limit the operating expenses of the Fund to ____% and ____%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. Management reserves the right to implement and discontinue expense limitations at any time.

The table below shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

Expenses on a $10,000 investment* ($)

                                                  1 Year            3 Years        5 Years       10 Years
-------------------------------------------------------------------------------------------------------------------

6 About the Fund

Institutional Shares          $____     $____      $____      $____

Investor Shares               $____     $____      $____      $____

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, no change in operating expenses and redemption of all shares at the end of the period indicated


Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance over the past five years (or since inception). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Prior to _____, 2002, the [Fund] [Fund's predecessor] operated as a series of a different investment company. The financial highlights for the Fund below include financial information audited by [that predecessor's] [the Fund's previous] independent auditors.

[Investor] Shares - Year Ended September 30*


-------------------------------------------------------------------------------------------------------------
                                                      2001        2000       1999        1998      1997(a)
-------------------------------------------------------------------------------------------------------------

Per-Share Data ($)
-------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period             21.22        13.99      10.90      12.93       10.00
                                                   -----        -----      -----      -----       -----
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

-------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                    (0.01)       (0.02)     (0.01)      0.03        0.03
-------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gains (losses) on   (6.65)        7.64       3.13      (0.80)       2.90
                                                   ------        ----       ----     ------        ----
investments
-------------------------------------------------------------------------------------------------------------
Total from investment operations                   (6.66)        7.62       3.12      (0.77)       2.93
                                                   ------        ----       ----      ------       ----
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
   Dividends from net investment income               --           --      (0.02)     (0.04)         --
-------------------------------------------------------------------------------------------------------------
   Distributions from net realized gains           (2.27)       (0.39)     (0.01)     (1.22)         --
                                                   ------       ------     ------     ------         --
-------------------------------------------------------------------------------------------------------------
Total distributions                                (2.27)       (0.39)     (0.03)     (1.26)         --
                                                   ------       ------     ------     ------         --
-------------------------------------------------------------------------------------------------------------
Net asset value at end of period                   12.29        21.22      13.99      10.90       12.93
                                                   -----        -----      -----      -----       -----
-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data (%)

-------------------------------------------------------------------------------------------------------------
Total return                                      (33.91)       55.53      28.62      (5.99)      29.30(b)
-------------------------------------------------------------------------------------------------------------

7    About the Fund

-------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ x 1,000)            75,309       99,919     61,441     47,184      37,347

-------------------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (c)      1.25         1.25       1.25       1.25        1.25(d)
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average    (0.04)       (0.09)     (0.08)      0.27        0.43(d)
net assets
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                25           38         28         30          13(d)
-------------------------------------------------------------------------------------------------------------

(a) Represents the period from the initial public offering of shares (December 10, 1996) through September 30, 1997.
(b)  Not annualized.
(c) Absent fee waivers and/or reimbursements by the sub-advisor, the ratios of expenses to average net assets would have been 1.39%, 1.33%, 1.36%, 1.41% and 1.51%(d) for the periods ended September 30, 2001, 2000, 1999, 1998 and 1997, respectively.
(d)  Annualized.
* Effective ____, 2002, the Fund changed its fiscal year end from September 30 to December 31.

8    About the Fund

                                ACCOUNT POLICIES

The Fund is offered in two share classes - Institutional and Investor. Institutional Shares do not have distribution (12b-1) fees and have generally lower operating expenses, which improves investment performance. Institutional Shares are available only to direct investments over $100,000 or to investors who have specific asset management relationships with the Advisor.

All other investors may purchase Investor Shares. The information below on Daily NAV Calculation, Distributions and Tax Considerations and Abusive Trading applies to both share classes. The other account policies apply to Investor Shares only. If you want to purchase, exchange or redeem Institutional Shares, contact your Bank of New York representative.

Daily NAV Calculation

Normally, the Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) each day that the exchange is open. When market prices are not available, the Fund will use fair value prices as determined by the Board of Directors.

Purchase and redemption orders received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close. The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

Distribution (12b-1) Plan

The directors have adopted a 12b-1 distribution plan with respect to the Investor Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Investor Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------
Opening an Account

Minimum investment requirements

          Account     Minimum Initial    Minimum continuing      Minimum
           Type         investment           investments         balance
--------------------------------------------------------------------------------
IRA                        $  250               $ 25               N/A

Regular Account            $2,000               $100               $500

9    Account Policies

Automatic Investment         $500          $50                   N/A
Program

Government Direct            $250          minimum $   100
Deposit Program*                           maximum $50,000

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

* For federal employees and investors who receive Social Security or certain other payments from the federal government.

OPENING AN ACCOUNT/PURCHASING SHARES

Open an Account                                    Add to your investment

Mail
--------------------------------------------------------------------------------
Send completed new account application and a check Send a check payable directly
payable directly to the Fund.                      to the Fund:

BNY Hamilton Funds                                 BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 806
Columbus, OH  43218-2785                           Newark, NJ  07101-0806

For all enrollment forms, call 800-426-9363.       If possible, include a tear-
                                                   off payment stub from one of
                                                   your transaction confirmation
                                                   statements.

Wire
--------------------------------------------------------------------------------
The Fund does not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to the Ohio address above. Call the transfer agent at 800-952-6276 for an account number.

Instruct your bank to wire funds to a new account  Instruct your bank to wire
at:                                                funds to:

The Bank of New York                               The Bank of New York
New York, NY  10286                                New York, NY  10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your fund]                                  Attn: [your fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account
                                                   number and taxpayer ID]

10   Account Policies

Phone
--------------------------------------------------------------------------------
                                            Call 800-426-9363

                                            You must provide the required
                                            information about your bank in your
                                            new account application, or in a
                                            signature guaranteed letter. Your
                                            bank must be a member of the ACH
                                            (Automated Clearing House) system.

Dealer
--------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.

Contact your broker dealer.                 Contact your broker-dealer.


Automatic Investment Program
--------------------------------------------------------------------------------
Automatic investments are withdrawn from    Once you specify a dollar amount
your bank account on a monthly or biweekly  (minimum $50) investments are
basis.                                      automatic.

Make an initial investment of at least $500 You can modify or terminate this
by whatever method you choose. Be sure to   service at any time by mailing a
fill in the information  required in        notice to:
section 7 of your new account application.

Your bank must be a member of the ACH       BNY Hamilton Funds
(Automated Clearing House) system.          P.O. Box 182785
                                            Columbus, OH  43218-2785

Government Direct Deposit Program
--------------------------------------------------------------------------------
For federal employees and investors who     Once you are enrolled, investments
receive social security or certain other    are automatic.
payments from the federal government.

Call 800-426-9363 for instructions on how   You can terminate the service at any
to enroll.                                  time by contacting the appropriate
                                            federal agency.

Purchases by personal check. Checks or money orders should be in U.S. dollars and payable to the Fund. The Fund does not accept third-party checks. In addition, you may not redeem shares purchased by check until your original purchase clears, which may take up to ten business days.

Wire transactions. The Fund does not charge a fee for wire transfers from your bank to the Fund. However, your bank may charge a service fee for wiring funds.

11   Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between the Fund                     To redeem shares
and any other BNY Hamilton Fund (minimum $500)

--------------------------------------------------------------------------------

Phone
--------------------------------------------------------------------------------
Call 800-426-9363                                       Call 800-426-9363.

                                                        The proceeds can be
                                                        wired to your bank
                                                        account two business
                                                        days after your
                                                        redemption request, or a
                                                        check can be mailed to
                                                        you at the address of
                                                        record on the following
                                                        business day.

Mail
--------------------------------------------------------------------------------
Your instructions should include:                       Your instructions should
                                                        include:

your account number                                     your account number

names of the funds and number of shares or dollar       names of the funds and
amount you want to exchange.                            number of shares or
                                                        dollar amount you want
                                                        to exchange.

                                                        A signature guarantee is
                                                        required whenever:
                                                        you redeem more than
                                                        $50,000
                                                        you want to send
                                                        proceeds to a different
                                                        address
                                                        you have changed your
                                                        account address within
                                                        the last 60 days

Dealer
--------------------------------------------------------------------------------
Contact your broker-dealer.                             Contact your broker-
                                                        dealer.
Systematic Withdrawal
--------------------------------------------------------------------------------
Requires $5,000 minimum fund balance                    You can choose from
                                                        several options for
                                                        monthly, quarterly,
                                                        semi-annual or annual
                                                        withdrawals:
                                                        declining balance
                                                        fixed dollar amount
                                                        fixed share quantity
                                                        fixed percentage of your
                                                        account

                                                        Call 800-426-9363 for
                                                        details.


As with purchase orders, redemption requests received before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

12   Account Policies

Minimum account balances. If your account balance falls below $500 due to redemptions, rather than market movements, the Fund may give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums. You may exchange shares of the same class between the Fund and any other BNY Hamilton Fund. From the perspective of tax liability, an exchange is the same as a redemption from one fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees. You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Distributions And Tax Considerations

The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any respective long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains. The Fund automatically pays distributions in the form of additional fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

--------------------------------------------------------------------------------
Type of Distribution                       Federal Tax Status
--------------------------------------------------------------------------------
Dividends from net investment income       ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                   ordinary income
--------------------------------------------------------------------------------
Long-term capital gains                    capital gain
--------------------------------------------------------------------------------
Tax-free dividends                         tax-free
--------------------------------------------------------------------------------


Distributions from the Fund are expected to be primarily capital gains.

The Fund issues detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. An investor who does not provide a valid Social Security or taxpayer identification number to the Fund may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

13   Account Policies

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income.

You should consult your tax advisor about your own particular tax situation.

Abusive Trading

We do not permit market timing or other abusive trading practices in the Fund. Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion, any purchase order (including an exchange from another fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Investment Advisor

The Investment Advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $81 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $72 billion in investments for institutions and individuals.

Gannett Welsh & Kotler, Inc. ("GW&K"), located at 222 Berkeley Street, Boston, MA 02116, is the sub-advisor for the Fund. GW&K, a wholly-owned subsidiary of The Bank of New York since May 2002, has advised individual and institutional clients since 1974 and currently has assets under management in excess of ___.

Advisor compensation. The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee of ____% of average daily net assets.

Portfolio Manager

The Fund is managed by Edward B. White, CFA, who has been a Principal and First Senior Vice President of GW&K for the last five years. Mr. White joined GW&K as a Principal and Senior Vice President in 1989 to direct the firm's Equity Investment Program.

Prior Performance [of GW&K Equity Fund, L.P.]

The quoted performance of the Fund reflects the performance of the [immediate predecessor of the] Fund [, the GW&K Equity Fund of the Gannett Welsh & Kotler Funds, for periods after December 9, 1996,] and the performance of the predecessor of the GW&K Equity Fund, the GW&K Equity Fund, L.P. (the "Partnership"), for periods prior to December 10, 1996, when the Partnership was reorganized as an investment company. [Each of the GW&K Equity Fund and] The Partnership was managed by

14   Account Policies

GW&K with investment objectives, policies and strategies substantially similar to those employed by GW&K in managing the Fund.

While GW&K employs for the Fund investment objectives and strategies that are substantially similar to those that were employed by GW&K in managing the [GW&K Equity Fund and the] Partnership, in managing the Fund, GW&K may be subject to certain restrictions on its investment activities to which, as investment advisor to the Partnership, it was not previously subject. The Partnership was not registered under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to certain restrictions that are imposed by the 1940 Act, such as limits on the percentage of assets invested in the securities of issuers in a single industry, diversification requirements and requirements regarding distributing income to shareholders. If the Partnership had been so registered, performance may have been adversely affected. Operating expenses are incurred by the Fund [(and were incurred by the GW&K Equity Fund)] that were not incurred by the Partnership.

With respect to periods prior to December 10, 1996, the following performance data represents the prior performance data of the Partnership and not the prior performance of [the GW&K Equity Fund or] the Fund, and should not be relied upon by investors as an indication of future performance of the Fund. This performance data measures the percentage change in the value of an account between the beginning and end of a period and is net of all expenses incurred.

Rates of Return (%)

-------------------------------------------------------------------------------------------------------------
                                      GW&K Equity
            Period                       Fund              S&P 500 Index*           Russell 2000 Index*
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/92              6.19                   7.62                       18.41
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/93              18.34                  10.08                      18.91
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/94              -4.06                  1.32                       -1.82
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/95              40.19                  37.58                      28.44
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/96              15.96                  22.96                      16.49
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/97              25.51                  33.36                      22.36
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/98              17.68                  28.58                      -2.55
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/99              31.29                  21.04                      21.26
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/00              12.83                  -9.11                      -3.02
-------------------------------------------------------------------------------------------------------------
Year Ended 12/31/01              -19.62                 -11.88                     2.49
-------------------------------------------------------------------------------------------------------------
Five Years Ended 12/31/01        75.87                  66.22                      43.72
Cumulative Return
-------------------------------------------------------------------------------------------------------------
Ten Years Ended 12/31/01         244.71                 237.14                     197.75
-------------------------------------------------------------------------------------------------------------

15   Account Policies

--------------------------------------------------------------------------------
   Cumulative Return
--------------------------------------------------------------------------------

Average Annual Total Returns for Periods Ended 12/31/01 (%)

--------------------------------------------------------------------------------
                                    1 Year          5 Years            10 Years
--------------------------------------------------------------------------------
   GW&K Equity Fund             -19.62           11.95          13.17
--------------------------------------------------------------------------------
   S&P 500 Index*               -11.88           10.70          12.92
--------------------------------------------------------------------------------
   Russell 2000 Index**         2.49             7.52           11.53
--------------------------------------------------------------------------------

   *The S&P 500 Index is an unmanaged index of 500 large U.S. companies **The Russell 2000 Index is an unmanaged index of small U.S. companies

16   Accounting Policies

FOR MORE INFORMATION

Statement of Additional Information (SAI)

The SAI contains more detailed disclosure on features and policies of the Fund. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus).

You can obtain this document free of charge, make inquiries or request other information about the Fund by contacting your dealer or:

BNY Hamilton Funds, PO Box 182785, Columbus, OH 43218-2785, 1-800-426-9363

Information is also available at http://www.sec.gov.

You may obtain copies of this information by contacting Securities and Exchange Commission Public Reference Section Washington, DC 20549-0102, or at publicinfo@sec.gov.

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call:

1-202-942-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-6654
                                       BNY
                                    HAMILTON
                                      FUNDS

                          Invest With A Trusted Leader

                           90 Park Avenue, 10th Floor
                               New York, NY 10016

                            BNY HAMILTON FUNDS, INC.
                       Statement of Additional Information



                      BNY Hamilton [Multi-Cap Equity] Fund





                                  _______, 2002

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND LISTED ABOVE WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, DATED _______, 2002, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM BNY HAMILTON DISTRIBUTORS, INC., 90 PARK AVENUE, NEW YORK, NEW YORK 10016, ATTENTION: BNY HAMILTON FUNDS, INC., 1-800-426-9363.

                                Table of Contents

                                                                                Page
General .......................................................................    1
Investment Objective and Policies .............................................    1
Investment Restrictions .......................................................   10
Fundamental Policies ..........................................................   10
Directors and Officers ........................................................   12
Investment Advisor ............................................................   17
Administrator .................................................................   18
Distributor ...................................................................   19
Fund, Shareholder and Other Services ..........................................   20
Code of Ethics ................................................................   21
Purchase of Shares ............................................................   21
Redemption of Shares ..........................................................   21
Exchange of Shares ............................................................   22
Dividends and Distributions ...................................................   22
Net Asset Value ...............................................................   22
Performance Data ..............................................................   23
Portfolio Transactions and Brokerage Commissions ..............................   26
Description of Shares .........................................................   26
Taxes .........................................................................   27
Additional Information ........................................................   30
Financial Statements ..........................................................   31
Appendix A - Description of Securities Ratings ................................   32

--------------------------------------------------------------------------------
GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of nineteen series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Equity Income Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Intermediate Investment Grade Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton [Multi-Cap Equity] Fund, BNY Hamilton Large Cap CRT Fund, BNY Hamilton Small Cap CRT Fund, and BNY Hamilton International Equity CRT Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund. Gannett Welsh & Kotler, Inc., a wholly-owned subsidiary of The Bank of New York, serves as the sub-advisor to the Fund.

This Statement of Additional Information provides additional information only with respect to the BNY Hamilton [Multi-Cap Equity] Fund (the "Fund"), a diversified series of BNY Hamilton, and should be read in conjunction with the current Prospectus relating to the Fund.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES

BNY Hamilton [Multi-Cap Equity] Fund. The Fund is designed for conservative investors who are interested in participating in the equity markets. The Fund's investment objective is to provide long-term capital appreciation by investing primarily in equity securities; current income is a secondary consideration. Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities. As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

The portfolio manager uses a bottom-up stock selection approach, focusing on specific companies rather than the overall market level, industry sectors or particular economic trends. The Fund intends to invest primarily in companies which are leaders in their respective industries (i.e., leaders in sales, earnings, services provided, etc.). The Fund may invest in small, medium or large capitalization companies. The Fund will also purchase securities which the portfolio manager believes are undervalued or attractively valued. The portfolio manager assesses value using measures such as price-to-earnings and market price to book value ratios in comparison with similar measures for companies included in the Standard & Poor's 500 Index ("S&P 500 Index"). In addition to seeking capital growth, the Fund seeks to achieve growth of income by investing in securities currently paying dividends. The Fund may also buy securities that are not paying dividends but offer prospects for capital growth or future income, based upon the portfolio manager's analysis of overall market conditions and the individual companies' potential for growth or payment of dividends.

The portfolio manager intends to assemble a portfolio of securities diversified as to company and industry. The portfolio manager expects that each economic sector within the S&P 500 Index will be represented in the Fund's portfolio. The portfolio manager will consider increasing or reducing the Fund's investment in a particular industry in view of the Fund's goal of achieving industry diversification.

The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in its Prospectus.

Government and Money Market Instruments

As discussed in the Prospectus, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See "Quality and Diversification Requirements".

United States Government Obligations. The Fund, subject to its applicable investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds, and obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. U.S. Treasury obligations also include the separate principal and interest components of U.S. Treasury obligations that are traded under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency. See "Foreign Investments".

Bank Obligations. The Fund may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size ("Euros") and (iii) United States branches of foreign banks of equivalent size ("Yankees"). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment.

The interest rates on Master Notes are typically tied to varying market rates of interest. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The maturity of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements with a maturity of more than one year. The securities that are subject to repurchase agreements, however, may have a maturity in excess of one year from the effective date of the repurchase agreement. The Fund will always receive securities as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. See "Investment Restrictions".

STRIPS. STRIPS are U.S. Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasury securities, and receipts or certificates representing interests in such stripped U.S. Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates owned by the Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

Equity Investments

As discussed in its Prospectus, the Fund will invest in equity securities to the extent consistent with its investment objective and policies. The securities in which the Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. The Fund intends primarily to purchase the securities of industry-leading companies. The Fund may, however, also invest in less well-known companies, such as companies not widely followed by investment analysis or companies that are thinly traded. A discussion of the various types of equity investments, which may be purchased by the Fund, appears in the Prospectus for the Fund and below. See "Quality and Diversification Requirements".

Equity Securities. The common stocks in which the Fund may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Fund may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

The terms of a convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

The Fund may invest in convertible securities without regard to quality ratings assigned by rating organizations such as Moody's and S&P. Lower-rated securities (commonly called "junk bonds"), i.e., securities rated below Baa by Moody's or below BBB by S&P, or the equivalent, will have speculative characteristics (including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market). Because lower-rated securities have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for such securities and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of lower-rated securities may exercise redemption or call provisions, which may force the Fund, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return for investors. The Fund does not currently intend to invest more than 5% of its net assets in lower-rated securities. If subsequent to its purchase by the Fund, the reduction of a security's rating below Baa or BBB causes the Fund to hold more than 5% of its net assets in lower-rated securities, the sub-advisor will sell a sufficient amount of such lower-rated securities, subject to market conditions and the sub-advisor's assessment of the most opportune time for sale, in order to lower the percentage of the Fund's net assets invested in such securities to 5% or less.

Foreign Investments

The Fund may invest in certain foreign securities. The Fund does not expect to invest more than [___%] of its total assets at the time of purchase in securities of foreign issuers. The Fund does not expect more than [___%] of its foreign investments to be in securities that are not either listed on a securities exchange or United States dollar-denominated. Foreign investments may be made directly in securities of foreign issuers or in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). Generally, ADRs, EDRs and GDRs are receipts issued by a bank or trust company that evidence ownership of underlying securities issued by a foreign corporation and that are designed for use in the domestic, in the case of ADRs, or global, in the case of EDRs and GDRs, securities markets.

Since investments in foreign securities may involve foreign currencies, the value of the Fund's assets as measured in United States dollars may be affected by changes in currency rates and in exchange control regulations, including currency blockage.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the Investment Company Act of 1940 (the "1940 Act"). These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by the Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements.

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, U.S. Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend its securities to any director, officer, employee, or affiliate of BNY Hamilton, the Advisor, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

The Fund is classified as a diversified series of a registered investment company and also intends to comply with the diversification requirements of the Internal Revenue Code of 1986, as amended (the "Tax Code"), for qualification thereunder as a regulated investment company. See "Taxes". This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

Derivative Instruments

Stock Index Futures, Related Options and Options on Stock Indexes. The Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges.

A stock index assigns relative weightings to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. Initial and variation margins are payable by the holders of positions in the stock index future. In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier".

During a market decline or when the Advisor anticipates a decline, the Fund may hedge a portion of its portfolio by selling stock index futures contracts, purchasing put options on such contracts or purchasing put options on stock indexes in order to limit exposure to the decline. The Fund may ultimately sell a put option in a closing sale transaction, exercise it or permit it to expire. Profit or loss from such a transaction will depend on whether the sale price is more or less than the premium paid to purchase the put option plus the related transaction costs. This strategy provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Advisor anticipates an advance, the Fund may hedge a portion of its portfolio by purchasing stock index futures contracts, purchasing call options on such contracts or purchasing call options on stock indexes. This strategy affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. The Fund will sell options on stock index futures and on stock indexes only to close out existing hedge positions.

The Fund will not engage in transactions in stock index futures contracts or related options for speculation. The Fund will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. In addition, the Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. The Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's custodian.

The Fund's successful use of stock index futures contracts, options on such contracts and options on indexes depends upon the Advisor's ability to predict movements in the direction of the market and is subject to various additional risks. The correlation between movements in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's portfolio diverges from the composition of the relevant index. In addition, if the Fund purchases futures to hedge against market advances before it can invest in common stock in an advantageous manner and the market declines, it might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indexes, the Fund's ability to establish and maintain positions will depend on market liquidity.

Options on Securities. The Fund may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the Fund is obligated as a writer. The Fund does not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Fund may, from time to time, write call options on its portfolio securities. The Fund may write only call options that are "covered", meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio. In addition, the Fund will not permit the call to become uncovered prior to the expiration of the option or termination through a closing purchase transaction as described below. If the Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium". The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. There can be no assurance that a closing purchase transaction can be effected. The Fund is not able to effect closing purchase transactions after it receives notice of exercise.

In order to write a call option, the Fund is required to comply with the rules of The Options Clearing Corporation and the various exchanges with respect to collateral requirements. The Fund may not purchase call options on individual stocks except in connection with a closing purchase transaction. It is possible that the cost of effecting a closing transaction may be greater than the premium received by the Fund for writing the option.

The Fund may also purchase listed put options, but only if it owns the underlying securities. If the Fund purchases a put option, it has the option to sell a given security at a specified price at any time during the term of the option.

Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a stock that it feels has strong fundamentals, but for some reason may be weak in the near term, it may purchase a listed put on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

--------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objective, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information" below. See "Organization" and "Additional Information". The investment restrictions of the Fund follow.

The Fund may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with the Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objectives and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for the Fund's interests in hedging activities as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which invest in real estate or interests therein, including real estate investment trusts;

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11.    Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.

--------------------------------------------------------------------------------

DIRECTORS AND OFFICERS

The directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of the 19 series of BNY Hamilton.

=========================================================================================================================
                                                                                      Number of
                                           Term of                                  Portfolios in
                           Position(s)    Office and                                Fund Complex
 Name, Address, and       Held with BNY   Length of     Principal Occupation(s)      Overseen by   Other Directorships
        Age                  Hamilton    Time Served#     During Past 5 Years         Director       Held by Director
=========================================================================================================================
Edward L. Gardner         Director and   Since May     Chairman of the Board,            19          Chairman of the
411 Theodore Fremd Ave.   Chairman of     12, 1995     President and Chief Executive                    Board, Big
Rye, NY 10580              the Board                   Officer, Industrial Solvents                Brothers/Big Sisters
Age 67                                                 Corporation, 1981 to Present;                 of New York City,
                                                       Chairman of the Board,                          1992 to Present;
                                                       President and Chief Executive                       National
                                                       Officer, Industrial                            Vice-Chairman, Big
                                                       Petro-Chemicals, Inc., 1981                 Brothers/Big Sisters
                                                       to Present.                                 of America, 1993 to
                                                                                                       Present; Member,
                                                                                                       Points of Light
                                                                                                   Foundation, 1995 to
                                                                                                    Present; Co-Chair,
                                                                                                     New York Public
                                                                                                   Library Conservators
                                                                                                     Council, 2001 to
                                                                                                     Present; Member,
                                                                                                       Health Care
                                                                                                   Chaplaincy, 2000 to
                                                                                                         Present.
=========================================================================================================================
James E. Quinn              Director       Since       Member, Board of Directors,       19        Director, Mutual of
Tiffany & Co.                           November       Tiffany & Co., January 1995                     America Capital
600 Madison Avenue                       15, 1996      to Present; Vice Chairman,                     Management Co.;
New York, NY  10022                                    Tiffany & Co., 1999 to                        Director, Little
Age 50                                                 Present; Executive Vice                         Switzerland Co.;
                                                       President, Tiffany & Co.,                       Chairman, Fifth
                                                       March 1992 to 1999.                         Avenue Association;
                                                                                                      Trustee, Museum of
                                                                                                   the City of New York.
=========================================================================================================================
Karen R. Osar               Director   Since May       Senior Vice President and         19        Director, Allergan,
MeadWestvaco Corp.                     13, 1998        Chief Financial Officer,                    Inc.; Director, AGL
One High Ridge Park                                    MeadWestvaco Corp., 2002 to                   Resources, Inc.
Stamford, CT  06905                                    Present; Senior Vice
Age 52                                                 President and Chief Financial
                                                       Officer, Westvaco Corp., 1999
                                                       to 2002; Vice President &
                                                       Treasurer, Tenneco Inc., 1994
                                                       to 1999; Managing Director of
                                                       Corporate Finance Group, J.P.
                                                       Morgan & Co., Inc.
=========================================================================================================================

==============================================================================================================================
Kim D. Kelly                   Director     Since August  Executive Vice President,           19           Chair of Cable
Insight Communications                        11, 1999    Chief Operating Officer,                      Advertising Bureau,
126 East 56 Street                                        Insight Communications,                       Director of AgileTV,
New York, NY 10022                                        January 1998 to Present;                            Insight
Age 43                                                    Executive Vice President and                  Communications, The
                                                          Chief Financial Officer,                       Cable Center, and
                                                          Insight Communications, 1990                      Cable in the
                                                          to January 2002.  Chair of                       Classroom; and
                                                          the National Cable                              Trustee of Saint
                                                          Telecommunications                              David's School.
                                                          Association (NCTA)
                                                          Subcommittee for
                                                          Telecommunications Policy and
                                                          Member of NCTA's Subcommittee
                                                          for Accounting.
==============================================================================================================================
John R. Alchin                Member of     Since August  Executive Vice President and        19                None
Comcast Corporation         Advisory Board    8, 2001     Treasurer, Comcast
1500 Market Street                                        Corporation since 1990.
Philadelphia, PA 19102                                    Managing Director of Toronto
Age 53                                                    Dominion Bank prior to 1990.
==============================================================================================================================
William J. Tomko                Chief      Since May 10,  President, BISYS Fund               19                 --
3435 Stelzer Road             Executive         2000      Services, Inc.*, 1999 to
Columbus, OH 43219             Officer                    Present.
==============================================================================================================================
Michael A. Grunewald          President        Since      Manager, Client Services,           19                 --
3435 Stelzer Road                           February 28,  BISYS Fund Services, Inc.*,
Columbus, OH 43219                              2001      1993 to Present
Age 31
==============================================================================================================================
Richard Baxt                Vice President Since May 13,  Senior Vice President, Client       19                 --
90 Park Avenue, 10/th/ Fl.                        1998    Services, BISYS Fund Services,
New York, NY 10956                                        Inc.*, 1997 to Present; General
Age 47                                                    Manager of Investment and
                                                          Insurance, First Fidelity Bank;
                                                          President, First Fidelity Brokers;
                                                          President, Citicorp Investment
                                                          Services.
==============================================================================================================================
Nimish Bhatt                Treasurer and      Since      Vice President, Tax and             19                 --
3435 Stelzer Road             Principal     February 11,  Financial Services, BISYS
Columbus, OH 43219            Accounting        1998      Fund Services, Inc.*, June
Age 38                         Officer                    1996-Present; Assistant Vice
                                                          President, Evergreen
                                                          Funds/First Union Bank,
                                                          1995 to July 1996; Senior
                                                          Tax Consultant, Price
                                                          Waterhouse LLP, 1990 to
                                                          December 1994.
==============================================================================================================================

=============================================================================================================================
Lisa M. Hurley               Secretary   Since May 12,   Executive Vice President,           19                 --
90 Park Avenue, 10/th/ Fl.                    1999       Legal Services, BISYS Fund
New York, NY 10956                                       Services, Inc.*,
Age 41                                                   1995-Present; Attorney,
                                                         private practice, 1990 to
                                                         1995.

=============================================================================================================================
Alaina V. Metz               Assistant   Since May 14,   Chief Administrator,                19                 --
3435 Stelzer Road            Secretary        1997       Admin-istration Services of
Columbus, OH 43219                                       BISYS Fund Services, Inc.*,
Age 33                                                   June 1995 to Present;
                                                         Supervisor of Mutual Fund
                                                         Legal Department, Alliance
                                                         Capital Management, May 1989
                                                         to June 1995.
=============================================================================================================================
Karen Jacoppo-Wood           Assistant       Since       Counsel, Legal Services,            19                 --
60 State Street, St. 1300    Secretary    November 14,   BISYS Fund Services, Inc.*,
Boston, MA 02109                              2001       2001- Present; VP and Senior
Age 35                                                   Counsel, Funds Distributor
                                                         Inc., 1996 to 2001.
=============================================================================================================================


# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

* This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors
------------------------------------------

The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees
----------------------------

The Board of Directors has an Audit Committee, the members of which are Messrs. Gardner and Quinn and Mmes. Osar and Kelly. The Audit Committee met two times during the fiscal year ended December 31, 2001. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations. The Board of Directors does not have a nominating committee.

Ownership of Shares of BNY Hamilton*

=========================================================================================================================
                                                                                      Aggregate Dollar Range of Equity
                                                                                      Securities and/or Shares in All
                                                                                       Funds Overseen by Director in
   Name of Director           Dollar Range of Equity Securities in the Fund            Family of Investment Companies
=========================================================================================================================
Edward L. Gardner                                  None                                        Over $100,000
=========================================================================================================================
James E. Quinn                                     None                                        Over $100,000
=========================================================================================================================
Karen R. Osar                                      None                                        Over $100,000
=========================================================================================================================
Kim D. Kelly                                       None                                             None
=========================================================================================================================
John R. Alchin                                     None                                             None
=========================================================================================================================

* As of December 31, 2001. As of that date, the Fund had not yet commenced operations.

Ownership in BNY Hamilton's Investment Advisor or Distributor
-------------------------------------------------------------

None of the Directors or their immediate family members owns beneficially or of record securities in the Fund's investment advisor or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Fund's investment advisor or principal underwriter.

Compensation of Directors
-------------------------

The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors for the fiscal year ended December 31, 2001. In 2002, BNY Hamilton expects to pay each Director annual compensation of $24,000 and per-meeting fees of $2,500 (in-person meetings) and $1,000 (telephonic meetings), plus out-of-pocket expenses. During the fiscal year ended December 31, 2001, such compensation and fees amounted to $175,000, plus out-of-pocket expenses. The Directors and executive officers do not receive pension or retirement benefits.

                                                             Pension or                                  Total
                                        Aggregate            Retirement           Estimated          Compen-sation
                                      Compen-sation       Benefits Accrued          Annual           From Fund and
Name of Person,                           From             as Part of Fund      Benefits Upon      Fund Complex Paid
   Position                               Fund*               Expenses           Retire-ment          to Directors
-----------------------------------------------------------------------------------------------------------------------
Edward L. Gardner                           $0                   $0                   $0                      $36,000
   Director and Chairman of the
   Board
Stephen Stamas**                            $0                   $0                   $0                      $18,000
   Director
James E. Quinn                              $0                   $0                   $0                      $33,500
   Director
Karen Osar                                  $0                   $0                   $0                      $33,500
   Director

Kim Kelly                                   $0                   $0                   $0                      $36,000
   Director
John R. Alchin                              $0                   $0                   $0                      $18,000
   Advisory Director

The Fund, a series of BNY Hamilton, had not commenced operations as of December 31, 2001.

*For the fiscal year ending December 31, 2001, the Fund had no assets and no Fund assets will be allocated any portion of the compensation payable to the Directors for such fiscal year.

**Mr. Stamas retired as a Director as of May 9, 2001.

By virtue of the responsibilities assumed by the Advisor and the Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; its officers are provided and compensated by BNY Hamilton Distributors, Inc. BNY Hamilton's officers conduct and supervise the business operations of the Fund.

The Bank of New York Company, Inc., or one or more of its subsidiaries, provide a variety of commercial banking and trust services for MeadWestvaco Corp., a company of which Ms. Osar is an officer, in the ordinary course of business. The Bank of New York extends lines of credit to MeadWestvaco Corp., which at December 31, 2001, were less than 10% of all MeadWestvaco Corp.'s lines of credit. At December 31, 2001, there were no amounts outstanding under such lines of credit.

The Bank of New York extends lines of credit to three subsidiaries of Comcast Corp., a company of which Mr. Alchin is an officer, in the ordinary course of business. As of February 8, 2002, The Bank of New York had extended lines of credit to Comcast Cable Communications, Inc., QVC, Inc. and E! Entertainment, Inc., which represented 8.2%, 4.6% and 7.3%, respectively, of all the lines of credit of each such company. As of that date, the loans outstanding from The Bank of New York to Comcast Cable Communications, Inc., QVC, Inc. and E! Entertainment, Inc. pursuant to the lines of credit represented 8.4%, 4.7%, and 7.3%, respectively, of each such company's total loans outstanding.

The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of March 21, 2002, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 21.9% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 2.57% of Tiffany & Co.'s total outstanding debt.

The Bank of New York Company, Inc., or one or more of its subsidiaries, provide a variety of commercial banking and trust services for Insight Communications, a company of which Ms. Kelly is an officer, in the ordinary course of business. The Bank of New York extends lines of credit to Insight Communications, which at December 31, 2001, were less than 7.5% of all Insight Communications' lines of credit. As of that date, the loans outstanding from The Bank of

New York to Insight Communications pursuant to the lines of credit represented 7.03% of Insight Communications' total loans outstanding.

--------------------------------------------------------------------------------
INVESTMENT ADVISOR

The investment advisor to the Fund is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

The Fund is sub-advised by Gannett Welsh & Kotler, Inc., a wholly-owned subsidiary of The Bank of New York. The Bank of New York pays Gannett Welsh & Kotler, Inc. a fee equal to ___% of the average daily net assets of the Fund.

Under the terms of the Investment Advisory Agreement, the investment advisory services The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage".

Under the Investment Advisory Agreement, The Bank of New York has agreed to provide, either directly or through one or more sub-advisors, investment advisory services for the Fund as described in the Prospectus. For the services provided and expenses assumed pursuant to the advisory agreement, the Fund is obligated to pay The Bank of New York a fee, computed daily and paid monthly, at the annual rate of ____%, calculated as a percentage of the average daily net assets of the Fund.

The Bank of New York has voluntarily agreed to limit the expenses of the Fund to ____% and ____%, for the Institutional Shares and the Investor Shares, respectively, of its average daily net assets. This limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. This voluntary limitation of expenses may be modified or terminated at any time.

The advisory agreement for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons" as defined by the 1940 Act cast in person at a meeting called for the purpose of voting on such approval. See

"Directors and Officers". The advisory agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to BNY Hamilton. See "Additional Information".

In approving the advisory agreement, the Directors (all of whom are not "interested persons" of the Fund, as defined under the 1940 Act) primarily considered whether approving the advisory agreement would be in the best interest of the Fund and its shareholders, an evaluation largely based on the nature and quality of the services provided under the agreement and the overall fairness of the agreement to the Fund.

The Directors considered, among other matters: (1) the nature and quality of services to be provided by The Bank of New York, including The Bank of New York's performance record (because the Fund is new, there was no Fund-specific performance to be reviewed by the Board); (2) whether The Bank of New York would receive fall-out benefits that should be taken into consideration in negotiating the fee; and (3) the fees paid by comparable investment companies. The Board also considered voluntary limits on Fund expenses undertaken by The Bank of New York. In considering these matters, the Directors met separately with experienced 1940 Act counsel that is independent of The Bank of New York.

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund.

If The Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into a new investment advisory agreement with another qualified advisor selected by the Directors.

--------------------------------------------------------------------------------
ADMINISTRATOR

BNY Hamilton Distributors, Inc. serves as the Fund's administrator (the "Administrator") and will assist generally in supervising the operations of the Fund. The Administrator is a Delaware corporation organized to administer and distribute mutual funds; its offices are located at 90 Park Avenue, New York, New York 10956.

The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, providing the services of persons who may be appointed as officers and directors of BNY Hamilton, overseeing the performance of the transfer agent for the Fund, supervising purchase and redemption orders (made via telephone and mail) and monitoring the Distributor's compliance with the National Association of Securities Dealers, federal and state securities laws. The Administrator will also be responsible for coordinating and overseeing compliance by the Directors with Maryland corporate procedural requirements as the Fund is a series of a Maryland corporation. See "Description of Shares". The Administrator is also responsible for updating and printing the Fund's Prospectus and statement of additional information, administering shareholder meetings, producing proxy statements and annual and semi-annual reports, monitoring the Advisor's compliance with the stated investment objectives and restrictions of the Fund and ensuring that custodian, fund accounting, transfer agency, administration, distribution, advisory and legal services are provided to the Fund in accordance with the respective agreements governing each relationship.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, The Bank of New York will perform certain administrative functions for the Administrator. The Bank of New York is not an otherwise affiliated person of the Administrator.

The Fund will pay the Administrator an annual fee, accrued daily and payable monthly, of ____% of its average daily net assets.

The Administration Agreement between the Fund and the Administrator may be renewed or amended by the Directors without a shareholder vote.

--------------------------------------------------------------------------------
DISTRIBUTOR

In addition to acting as the Administrator, BNY Hamilton Distributors, Inc. acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Fund must be approved in the same manner as the Investment Advisory Agreement described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of the Fund's outstanding shares as defined under "Additional Information".

The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Investor Shares of the Fund which will permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Investor Shares. These expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Investor Shares. The Investor Shares of the Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Investor Shares of the Fund as the Securities and Exchange Commission construes such term under Rule 12b-1 under the 1940 Act (the "Rule"). If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Investor Shares of the Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to the Rule. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan which has been adopted by the Directors for the benefit of the Fund. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that the Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which the Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Fund nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of the Fund (as defined in the 1940 Act) must be committed to the non-interested Directors.

--------------------------------------------------------------------------------
FUND, SHAREHOLDER AND OTHER SERVICES

BISYS Fund Services, Inc. ("BISYS"), P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

The Bank of New York, 15 Broad Street, New York, New York 10005, serves as the custodian and fund accounting agent for the Fund.

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019 is the independent auditor of the Fund and must be approved at least annually by the Directors to continue in such capacity. They will perform audit services for the Fund including the examination of financial statements included in the annual report to shareholders. Ernst & Young LLP has been the independent auditors of BNY Hamilton since 1999.

--------------------------------------------------------------------------------
CODE OF ETHICS

BNY Hamilton, the Advisor and the Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor and the Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to preclear certain transactions and to report certain transactions on a regular basis.

--------------------------------------------------------------------------------
PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in the Prospectus under "Purchase of Shares".

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice.

--------------------------------------------------------------------------------
REDEMPTION OF SHARES

Investors may redeem shares as described in the Prospectus under "Redemption of Shares". The principal value of the Fund will fluctuate, so that the proceeds of an investor's shares when redeemed may be more or less than their original cost. See "Net Asset Value" in the Fund Prospectus and below.

Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the Securities and Exchange Commission. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

--------------------------------------------------------------------------------
EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the current net asset value per share for other BNY Hamilton Funds which have a similar class of shares, in accordance with the terms of the current Prospectus of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectus.

Determination of the net investment income for the Fund will be made immediately prior to the determination of net asset value at 4:00 P.M., Eastern time, on each Business Day. Net investment income for days other than Business Days is determined as of 4:00 P.M., Eastern time, on the preceding Business Day. See "Purchase of Shares" in the Prospectus and this Statement of Additional Information. Shares redeemed earn a dividend on the Business Day that the redemption becomes effective. See "Redemption of Shares" in the Prospectus.

--------------------------------------------------------------------------------
NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes once daily on Monday through Friday as described under "Net Asset Value" in the Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received or on any day that the New York Stock Exchange is closed for business.

The value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security.

For purposes of calculating net asset value per share for each class of shares in the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Fund's Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Fund's Directors.

--------------------------------------------------------------------------------
PERFORMANCE DATA

From time to time, the Fund may quote performance in terms of yield, actual distributions, total return (before and after taxes) or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Total Return Quotations. As required by regulations of the Securities and Exchange Commission, the annualized total return (before and after taxes) of the Fund for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies. Taxes are calculated using the highest individual marginal income tax rates in effect on the reinvestment date. The calculations do not consider any potential tax liabilities other than federal tax liabilities.

The total returns for the Fund [Fund's predecessor, the GW&K Equity Fund,] for the periods ended September 30, 2001 are provided in the table below.

The calculation of average annual total return reflects the performance of the [GW&K Equity] Fund and the performance of the predecessor of the GW&K Equity Fund, the GW&K Equity Fund, L.P. (the "Partnership"), for periods prior to December 10, 1996. It should be noted that (1) the quoted performance data includes performance for periods before the GW&K Equity Fund's registration statement became effective; (2) the Partnership was not registered under the 1940 Act during such periods and therefore was not subject to certain investment restrictions imposed by the 1940 Act; and (3) if the Partnership had been registered under the 1940 Act during such periods, performance may have been adversely affected.

--------------------------------------------------------------------------------
                                          1 Year        5 Year      10 Year
--------------------------------------------------------------------------------
Investor Shares
--------------------------------------------------------------------------------
Return Before Taxes
--------------------------------------------------------------------------------
Return After Taxes on Distributions
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares
--------------------------------------------------------------------------------
                                          1 Year        5 Year      10 Year
--------------------------------------------------------------------------------
Institutional Shares
--------------------------------------------------------------------------------
Return Before Taxes
--------------------------------------------------------------------------------
Return After Taxes on Distributions
--------------------------------------------------------------------------------
Return After Taxes on Distributions
and Sale of Fund Shares
--------------------------------------------------------------------------------

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

From time to time, the yields and the total returns of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on the Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Fund's shares, including, but not limited to, data from Lipper Analytical Services, Inc., the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Fund may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

--------------------------------------------------------------------------------
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objectives.
--------------------------------------------------------------------------------

DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation of currently permit the Corporation to issue 31,000,000,000 shares of common stock, par value $0.001 per share, of which shares for the Fund have been classified as follows:

                                                                   Number of
                                                                   Shares of
                                                                  Common Stock
          Name of Series and Classes Thereof                       Allocated
          -------------------------------------------------    -----------------

          BNY Hamilton [Multi-Cap Equity] Fund
               Institutional Shares                               200,000,000
               Investor Shares                                    200,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and nonassessable by BNY Hamilton. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Fund. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Fund to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Fund, see "Redemption of Shares" in the Prospectus.

--------------------------------------------------------------------------------
TAXES

The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to each Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund's assets is represented by cash, United States Government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States Government securities). As a regulated investment company, the Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gains in excess of net long-term capital losses for the taxable year is distributed at least annually.

Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.

Distributions of net investment income and realized net short-term capital gains in excess of net long-term capital losses are generally taxable to shareholders of the Fund as ordinary income whether such distributions are taken in cash or reinvested in additional shares. Distributions of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders of the Fund as long-term capital gains, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund, and are not eligible for the dividends-received deduction. Individual shareholders will be subject to federal income tax on distributions of net long-term capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year.

A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain at a maximum rate of 20% in respect of shares held for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

Prospective investors in the Fund should be aware that distributions of net investment income or net long-term capital gains from the Fund will have the effect of reducing the net asset value of each class of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in the Fund just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by the Fund on forward currency contracts, options and futures contracts or on the underlying securities.

Certain options, futures and foreign currency contracts held by the Fund at the end of each fiscal year will be required to be "marked-to-market" for federal income tax purposes (i.e., treated as having been sold at market value). For options and futures contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss, regardless of how long the Fund has held such options or futures. Any gain or loss recognized on foreign currency contracts will be treated as ordinary income, unless an election under Section 988 (a) (1) (B) of the Tax Code is made, in which case the rule for options and futures contracts will apply.

It is expected that the Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries.

The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gains in excess of net long-term losses to a shareholder who, as to the United States, is a non-resident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to United States withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a United States trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to United States individuals or domestic corporations. Distributions of net long-term capital gains to foreign shareholders will not be subject to United States tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a foreign shareholder who is a non-resident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

In the case of a foreign shareholder who is a non-resident alien individual and who is not otherwise subject to withholding as described above, the Fund may be required to withhold United States federal income tax at the rate of 31% unless IRS Form W-8 is provided.

Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION

As used in this Statement of Additional Information and the Prospectus, the term "majority of the Fund's outstanding shares" (of a series, if applicable) means the vote of (i) 67% or more of the Fund's shares (of the series, if applicable) present at a meeting, if the holders of more than 50% of the Fund's outstanding shares (of the series, if applicable) are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares (of the series, if applicable), whichever is less.

Telephone calls to the Fund and The Bank of New York as shareholder servicing agent may be tape recorded.

With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Fund's Registration Statement filed with the Securities and Exchange Commission under the Securities Act. Pursuant to the rules and regulations of the Securities and Exchange Commission, certain portions have been omitted. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained in the Prospectus and this Statement of Additional Information and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The Fund's financial statements as of September 30, 2001, which have been audited by the Fund's previous independent auditors, are incorporated by reference into this Statement of Additional Information.

[Since the Fund had not commenced operations as of the date of this SAI, there are no financial statements to include in this SAI.]

                                   APPENDIX A

                         Description of Security Ratings

S&P

Corporate and Municipal Bonds
-----------------------------

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.
BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.
BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.
B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.
CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.
CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.
A-1 This designation indicates that the degree of safety regarding timely payment is very strong.


MOODY'S

Corporate and Municipal Bonds
-----------------------------

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.
B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.
Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper
-------------------------------------------------------

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

               - Leading market positions in well established industries.
               - High rates of return on funds employed.
               - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
               - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               - Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes
---------------------------

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

PART C

                                OTHER INFORMATION

Item 23. Exhibits.

      Exhibit
      Number    Description
      ------    -----------
      (1)(a)    Articles of Incorporation of Registrant.*
         (b)    Articles of Amendment, dated June 29, 1992.*
         (c)    Articles of Supplementary, dated June 29, 1994.*
         (d)    Articles of Supplementary, dated August 15, 1995.*
         (e)    Articles of Amendment, dated January 22, 1997*
         (f)    Articles Supplementary, dated January 22, 1997.*
         (g)    Articles Supplementary, dated April 30, 1999.*
         (h)    Form of Articles Supplementary, dated September 20, 1999*
         (i)    Articles Supplementary, dated February 17, 2000.*
         (j)    Articles Supplementary, dated February 27, 2001.*
         (k)    Articles Supplementary, dated April 4, 2001.*
         (l)    Articles Supplementary, dated November 14, 2001.*
         (m)    Articles Supplementary, dated March 26, 2002.*
         (n)    Articles of Amendment, dated May 22, 2002.
         (o)    Articles Supplementary, dated May 22, 2002.
      (2)       Bylaws of Registrant.*
      (3)       Not Applicable.
      (4)(a)    Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*
         (b)    Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund.*
         (c)    Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York
                Tax-Exempt Fund.*
         (d)    Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*
      (5)(a)    Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
         (b)    Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of
                New York.*
         (c)    Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The
                Bank of New York.*
         (d)    Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York.*
         (e)    Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York.*
         (f)    Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New
                York.*
         (g)    Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New
                York.*
         (h)    Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New
                York.*
         (i)    Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The
                Bank of New York.*
         (j)    Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of
                New York.*
         (k)    Sub-advisory agreement between BNY Hamilton International Equity Fund and Credit Agricole Asset
                Management (formerly known as IndoCam International Investment Services).*
         (l)    Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New
                York.*
         (m)    Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New
                York.*
         (n)    Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of
                New York.*

         (o)    Sub-advisory agreement between BNY Hamilton International Equity CRT Fund and Credit Agricole Asset
                Management (formerly known as IndoCam International Investment Services).*
         (p)    Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of
                New York.*
         (q)    Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
         (r)    Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
         (s)    Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The
                Bank of New York.*
         (t)    Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New
                York.*
         (u)    Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New
                York.
         (v)    Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*
         (w)    Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler Inc.
      (6)(a)    Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
         (b)    Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
      (7)       Not Applicable.
      (8)(a)    Custody Agreement between Registrant and The Bank of New York.*
         (b)    Cash Management and Related Services Agreement between each series of Registrant and The Bank of
                New York.*
         (c)    Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (d)    Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of
                New York.*
         (e)    Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (f)    Additional Supplement to Cash Management and Related Services Agreement between Registrant and
                The Bank of New York.*
         (g)    Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (h)    Additional Supplement to Cash Management and Related Services Agreement between Registrant and
                The Bank of New York.*
      (9)(a)    Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (b)    Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (c)    Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
         (d)    Form of Shareholder Servicing Agreement.*
         (e)    Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New
                York.*
         (f)    Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
         (g)    No longer applicable.
         (h)    Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
         (i)    Rule 18f-3 Plan of BNY Hamilton Money Fund.*
         (j)    Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (k)    Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (l)    Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
         (m)    Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
         (n)    Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
         (o)    Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and
                The Bank of New York.*
         (p)    Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The
                Bank of New York.*
         (q)    Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
         (r)    Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
         (s)    Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (t)    Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (u)    Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*

          (v)   Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*
          (w)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier
                Shares).+
          (x)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic
                Shares).+
          (y)   Revised Rule 18f-3 Plan of BNY Hamilton New York Tax-Free Money Market Fund.*
          (z)   Revised Rule 18f-3 Plan of BNY Hamilton Enhanced Income Fund.*
          (aa)  Revised Rule 18f-3 Plan of BNY Hamilton Multi-Cap Equity Fund.
          (bb)  (i)Code of Ethics as adopted for the BNY Hamilton Funds, Inc.*
                (ii) Code of Ethics as adopted for Estabrook Capital Management LLC.*
                (iii) Code of Ethics as adopted for Credit Agricole Asset Management.*
      (10)      Opinion of Counsel.+
      (11)      Not Applicable.
      (12)      Not Applicable.
      (13)      Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*
      (14)      Not Applicable.
      (15)(a)   Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
          (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
          (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
          (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
          (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund - Investor Shares.*
          (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund - Investor Shares.*
          (g)   Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
          (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
          (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*
          (j)   Rule 12b-1 Plan of BNY Hamilton Intermediate Treasury Money Fund - Hamilton Classic Shares.*
          (k)   Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund - Investor Shares.*
          (l)   Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor Shares.*
          (m)   Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor Shares.*
          (n)   Rule 12b-1 Plan of BNY Hamilton New York Tax-Free Money Market Fund - Hamilton Classic Shares.+
          (o)   Rule 12b-1 Plan of BNY Hamilton Enhanced Income Fund - Investor Shares.+
          (p)   Rule 12b-1 Plan of BNY Hamilton Multi-Cap Equity Fund - Investor Shares.+
      (16)      Not Applicable
      (17)      Not Applicable.
Other Exhibit:  Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly and William J.
Tomko dated October 5, 2001.*

-------------

*        Previously filed.

+        To be filed by amendment.

Item 24. Persons Controlled by or under Common Control with Registrant.

         No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.

         Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

         Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange

         Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

         To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

         Name                                                                                        Title/Company
         -----                                                                                       ------------
         J. Carter Bacot ........................................................................  Retired; formerly
Chairman and Chief Executive Officer of Bank of New York Company, Inc.

         Richard Barth ..........................................................................  Retired; formerly
Chairman and Chief Executive Officer of Ciba-Geigy Corporation (diversified chemical products)

         Frank J. Biondi, Jr. ...................................................................  Chairman, Biondi,
Reiss Capital Management LLC

         William R. Chaney ......................................................................  Senior Managing
Director, Waterview Advisors, LLC (Investment Adviser to Waterview Partners, LLC)

         Nicholas M. Donofrio ...................................................................  Senior Vice President,
Technology and Manufacturing of IBM Corporation (developer and manufacturer of advanced information systems)

         Richard J. Kogan .......................................................................  Chairman and Chief
Executive Officer of Schering-Plough Corporation (manufacturer of pharmaceutical and consumer products)

         John A. Luke, Jr. ......................................................................  Chairman,
President and Chief Executive Officer of Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

         John C. Malone .........................................................................  Chairman of Liberty
Media Group (producer and distributor of entertainment, sports, informational programming and electronic retailing services)

         Donald L. Miller .......................................................................  Chief Executive
Officer and Publisher of Our World News, LLC (media)

         Catherine A. Rein ......................................................................  President and Chief
Investment Officer of Metropolitan Property and Casualty Insurance Company (insurance and services)

         William C. Richardson ..................................................................  President and Chief
Executive Officer of W.K. Kellog Foundation (a private foundation)

         Brian L. Roberts                                                                          President of Comcast
Corp. (developer, manager and operator of broadband cable networks and provider of content)

Item 27. Principal Underwriters.

         (a) BNY Hamilton Distributors, Inc., which is located at 90 Park Avenue, New York, New York 10016, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

         (b) The information required by this Item 29 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

         (c)    Not Applicable.

Item 28. Location of Accounts and Records.

         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Item 29. Management Services.

         Not Applicable.

Item 30. Undertakings.

         The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

         The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Columbus, and the State of Ohio on the 24th day of May, 2002.

                                                   BNY HAMILTON FUNDS, INC.





                                               By  /s/ Michael A. Grunewald
                                                   ---------------------------
                                                   Michael A. Grunewald
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 24th day of May, 2002.

                  Name                                                     Title
                  ----                                                     -----
           Edward L. Gardner*                              Director and Chairman of the Board of Directors
---------------------------------------


             James E. Quinn*                               Director
---------------------------------------


               Karen Osar*                                 Director
---------------------------------------


               Kim Kelly*                                  Director
---------------------------------------


            William J. Tomko*                              Chief Executive Officer
---------------------------------------



            /s/ Nimish Bhatt                               Treasurer and Principal Accounting Officer
---------------------------------------



*By      /s/ Michael A. Grunewald
         ------------------------
         Michael A. Grunewald
         Attorney-in-Fact pursuant to a power of attorney

                                  EXHIBIT INDEX

     Exhibit
     Number     Description
     ------     ----------
      Page
     ------
      (1)(a)    Articles of Incorporation of Registrant.*
         (b)    Articles of Amendment, dated June 29, 1992.*
         (c)    Articles of Supplementary, dated June 29, 1994.*
         (d)    Articles of Supplementary, dated August 15, 1995.*
         (e)    Articles of Amendment, dated January 22, 1997.*
         (f)    Articles Supplementary, dated January 22, 1997.*
         (g)    Articles Supplementary, dated April 30, 1999.*
         (h)    Form of Articles Supplementary, dated September 20, 1999.*
         (i)    Articles Supplementary, dated February 17, 2000.*
         (j)    Articles Supplementary, dated February 27, 2001.*
         (k)    Articles Supplementary, dated April 4, 2001.*
         (l)    Articles Supplementary, dated November 14, 2001.*
         (m)    Articles Supplementary, dated March 26, 2002. *
         (n)    Articles of Amendment, dated May 22, 2002.
         (o)    Articles Supplementary, dated May 22, 2002.
      (2)       Bylaws of Registrant.*
      (3)       Not Applicable.
      (4)(a)    Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund.*
         (b)    Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund.*
         (c)    Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York
                Tax-Exempt Fund.*
         (d)    Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund.*
      (5)(a)    Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York.*
         (b)    Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of
                New York.*
         (c)    Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The
                Bank of New York.*
         (d)    Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York.*
         (e)    Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York.*
         (f)    Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New
                York.*
         (g)    Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New
                York.*
         (h)    Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New
                York.*
         (i)    Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The
                Bank of New York.*
         (j)    Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of
                New York.*
         (k)    Sub-advisory agreement between BNY Hamilton International Equity Fund and Credit Agricole Asset
                Management (formerly known as IndoCam International Investment Services).*
         (l)    Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New
                York.*
         (m)    Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New
                York.*
         (n)    Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of
                New York.*
         (o)    Sub-advisory agreement between BNY Hamilton International Equity CRT Fund and Credit Agricole
                Asset Management (formerly known as IndoCam International Investment Services).*

         (p)    Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and Bank of New
                York.*
         (q)    Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York.*
         (r)    Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York.*
         (s)    Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York. *
         (t)    Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New
                York. *
         (u)    Form of Investment Advisory Agreement between BNY Multi-Cap Equity Fund and The Bank of New York.
         (v)    Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc.*
         (w)    Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler Inc.
      (6)(a)    Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
         (b)    Supplement to Distribution Agreements between Registrant and BNY Hamilton Distributors, Inc.*
      (7)       Not Applicable.
      (8)(a)    Custody Agreement between Registrant and The Bank of New York.*
         (b)    Cash Management and Related Services Agreement between each series of Registrant and The Bank of
                New York.*
         (c)    Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (d)    Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of
                New York.*
         (e)    Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (f)    Additional Supplement to Cash Management and Related Services Agreement between Registrant and
                The Bank of New York.*
         (g)    Additional Supplement to Custody Agreement between Registrant and The Bank of New York.*
         (h)    Additional Supplement to Cash Management and Related Services Agreement between Registrant and
                The Bank of New York.*
      (9)(a)    Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (b)    Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (c)    Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
         (d)    Form of Shareholder Servicing Agreement.*
         (e)    Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New
                York.*
         (f)    Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares).*
         (g)    No longer applicable.
         (h)    Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares).*
         (i)    Rule 18f-3 Plan of BNY Hamilton Money Fund.*
         (j)    Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (k)    Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (l)    Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
         (m)    Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares).*
         (n)    Revised Rule 18f-3 Plan of BNY Hamilton Funds, Inc.*
         (o)    Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and
                The Bank of New York.*
         (p)    Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The
                Bank of New York.*
         (q)    Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
         (r)    Form of Revised Rule 18f-3 Plan of BNY Hamilton Treasury Money Fund - Hamilton Classic Shares.*
         (s)    Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc.*
         (t)    Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York.*
         (u)    Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc.*
         (v)    Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York.*

          (w)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier
                Shares).+
          (x)   Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic
                Shares).+
          (y)   Revised Rule 18f-3 Plan of BNY Hamilton New York Tax-Free Money Market Fund.*
          (z)   Revised Rule 18f-3 Plan of BNY Hamilton Enhanced Income Fund. *
          (aa)  Revised Rule 18f03 Plan of BNY Hamilton Multi-Cap Equity Fund.
          (bb)  (i) Code of Ethics as adopted for the BNY Hamilton Funds, Inc.*
                (ii) Code of Ethics as adopted for Estabrook Capital Management LLC.*
                (iii) Code of Ethics as adopted for Credit Agricole Asset Management.*
     (10)       Opinion of Counsel. +
     (11)       Not Applicable.
     (12)       Not Applicable.
     (13)       Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc.*
     (14)       Not Applicable.
     (15) (a)   Rule 12b-1 Plan of BNY Hamilton Intermediate Government Fund.*
          (b)   Rule 12b-1 Plan of BNY Hamilton Intermediate New York Tax-Exempt Fund.*
          (c)   Rule 12b-1 Plan of BNY Hamilton Equity Income Fund.*
          (d)   Rule 12b-1 Plan of BNY Hamilton Money Fund - Hamilton Classic Shares.*
          (e)   Rule 12b-1 Plan of BNY Hamilton Large Cap Growth Fund - Investor Shares.*
          (f)   Rule 12b-1 Plan of BNY Hamilton Small Cap Growth Fund - Investor Shares.*
          (g)   Rule 12b-1 Plan of BNY Hamilton International Equity Fund - Investor Shares.*
          (h)   Rule 12b-1 Plan of BNY Hamilton Intermediate Investment Grade Fund - Investor Shares.*
          (i)   Rule 12b-1 Plan of BNY Hamilton Intermediate Tax-Exempt Fund - Investor Shares.*
          (j)   Rule 12b-1 Plan of BNY Hamilton Treasury Money Fund - Hamilton Shares.*
          (k)   Rule 12b-1 Plan of BNY Hamilton U.S. Bond Market Index Fund - Investor Shares.*
          (l)   Rule 12b-1 Plan of BNY Hamilton S&P 500 Index Fund - Investor Shares.*
          (m)   Rule 12b-1 Plan of BNY Hamilton Large Cap Value Fund - Investor Shares.*
          (n)   Rule 12b-1 Plan of BNY Hamilton New York Tax-Free Money Market Fund - Hamilton Classic Shares.+
         (o)    Rule 12b-1 Plan of BNY Hamilton Enhanced Income Fund - Investor Shares. +
         (p)    Rule 12b-1 Plan of BNY Hamilton Multi-Cap Equity Fund - Investor Shares. +
     (16)       Not Applicable.
     (17)       Not Applicable.
Other Exhibit:  Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly and William J.
Tomko dated October 5, 2001.*

--------------

*        Previously filed.

+        To be filed by amendment.